Property and Equipment - Additional Information (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Property, Plant and Equipment, appraisal frequency	once every five years
Property in own use [member]
Disclosure of detailed information about property, plant and equipment [line items]
Purchase price	€ 1,040	€ 1,044
Property plant equipment, revalued	500	495
Disposals	€ (12)	(145)
Property in own use [member] | Belgium [member]
Disclosure of detailed information about property, plant and equipment [line items]
Disposals		€ (145)